As filed with the Securities and Exchange Commission on July 17, 2014

Securities Act File No.  333-176541

Investment Company Act File No. 811-22602

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No. 22

[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ X ]

Amendment No. 24

[X ]

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, 21st Floor Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

It is proposed that this filing will become effective (check appropriate box):

[X]

Immediately upon filing pursuant to paragraph (b)

[  ]

On June 30, 2014 pursuant to paragraph (b)

[  ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

On (date) pursuant to paragraph (a)(1)

[  ]

75 days after filing pursuant to paragraph (a)(2)

[  ]

On (date) pursuant to paragraph (a)(2) of Rule 485

[  ]

As soon as practicable after the effective date of this registration statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Chicago, State of Illinois, on the 17th day of July, 2014.

COTTONWOOD MUTUAL FUNDS

By:

_/s/ Daniel T. Hart________________

Daniel T. Hart, Trustee and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of July, 2014.

By:

__/s/ Daniel T. Hart_____________

Daniel T. Hart, Trustee and Principal Executive Officer

__/s/ Greg Myers_______________

Greg Myers, Treasurer and Principal Financial Officer

______*_________

Leif Bollinger, Trustee

_____*___________

Shane N. Homan, Trustee

*______/s/ Daniel T. Hart_____________

Attorney-in-fact pursuant to Powers of Attorney previously filed.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase